CORNERCAP BALANCED FUND

SEMIANNUAL REPORT TO SHAREHOLDERS

A Series of
CornerCap Group of Funds
A "Series" Investment Company

FOR THE SIX MONTHS ENDED

SEPTEMBER 30, 2001

The Peachtree, Suite 1700	Advisor:	(800) 728-0670
1355 Peachtree Street, NE	Administrator:	(888) 81-FUNDS
Atlanta, Georgia 30309	Telecopier:	(404) 870-0770

CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS

September 30, 2001

		Value
Shares		(Note 1-A)

	COMMON STOCKS – 58.1%

2,900	Aerospace – 2.8%
	Goodrich BF Co	$56,492
2,000	Boeing Co.	67,000
1,800	Rockwell International Corp.	25,560

		149,052

	Appliances – 1.2%
2,500	Maytag Corp.	61,600

	Automotive – 5.1%
5,200	Ford Motor Co.	90,220
1,750	Johnson Controls, Inc.	114,170
2,200	TRW, Inc.	65,604

		269,994

	Bank – 2.9%
1500	Comerica, Inc.	83,100
2,200	Wachovia Corp (Formerly First Union	68,200

		151,300

	Beverages – 2.0%
2,600	Anheuser-Busch Companies, Inc.	108,888

	Building Materials – 1.4%
1,600	PPG Industries, Inc.	73,200

	Communications – 3.8%
6,700	Lucent Technologies	38,391
2,400	Telefonos de Mexico ADR	77,496
5,800	Worldcom *	87,232

		203,119

	Diversified – 4.7%
2,700	ITT Industries, Inc.	120,960
2,815	Tyco International, Ltd.	128,083

		249,043

	Electric Components – 0.9%
4,200	LSI Logic Corp. *	49,350

	Electric Lighting and Wiring Equipment – 0.5%
1,800	Rockwell International Corp.	26,424

	Electrical Utilities – 3.9%
2,000	DTE Energy Corp.	86,100
3,400	First Energy Corp.	122,230

		208,330

  CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS – (Continued)

September 30, 2001

		Value
Shares		(Note 1-A)

COMMON STOCKS – 58.1%

Financial Services – 3.5%
2,000	Countrywide Credit	87,860
2,960	JP Morgan Chase & Co.	101,084

		188,944

	Food – 1.6%
4,000	Sara Lee Corp.	85,200

	Healthcare – 3.0%
2,200	Guidant Corp	84,700
900	Cigna	74,655

		159,355

	Household Products – 1.7%
1,400	Kimberly-Clark Corp.	86,800

	Machinery – 5.5%
1,600	Briggs & Stratton Corp.	$49,936
1,900	Caterpillar, Inc.	85,120
1,800	Paccar, Inc.	88,326
1,100	Eaton Corp.	65,131

		288,513

	Metals – 1.2%
2,000	Alcoa, Inc.	62,020

	Oil Industry – 2.6%
3,000	Repsol YPF SA	43,680
2,400	Ashland, Inc.	92,520

		136,200

	Pharmaceuticals – 1.7%
3,300	ICN Pharmaceuticals	86,955

	Retail – 3.0%
12,000	K Mart Corp	83,880
2,500	May Department Stores	72,550

		156,430

	Textile – 2.7%
2,600	Jones Apparel Group	66,274
2,500	VF Corp	73,175

		139,449

	Thrift – 2.0%
4,180	Washington Federal, Inc.	104,723

	Total Common Stocks (Cost $3,179,432)	3,044,888

CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS – (Continued)

September 30, 2001

Principal		Value
Amount		(Note 1-A)

	CORPORATE BONDS – 22.8%

	Electrical Utilities – 3.0%
	National Rural Utilities Cooperative Finance Group
$150,000	6.375%, Due 10/15/04	$159,123

	Electronic Components – 3.0%
	Sony Corp.
150,000	6.125%, Due 03/04/03	155,106

	Entertainment – 4.0%
	Walt Disney Co.
200,000	6.750%, Due 03/30/06	211,537

	Financial Service – 12.8%
	Merrill Lynch & Co., Inc.
150,000	6.375%, Due 10/15/08	155,355
	Nations Bank Corp.
200,000	6.375%, Due 05/15/05	211,192
	Norwest Financial, Inc.
150,000	6.250%, Due 12/15/07	155,593
	Walmart Stores, Inc.
150,000	6.750%, Due 05/15/02	153,274

		675,414

	Total Corporate Bonds (Cost $1,188,051)	1,201,180

	U.S. GOVERNMENT BONDS – 14.3%
	U.S. Treasury Notes
$140,000	6.50%, Due 08/15/05	$154,306
100,000	6.50%, Due 10/15/06	111,375
100,000	6.125% Due 08/15/07	110,187
200,000	5.50%, Due 05/15/09	213,625
150,000	5.75% Due 08/15/10	162,516

	Total Government Bonds (Cost $723,763)	752,009

CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS - (Continued)

September 30, 2001

	SHORT-TERM INVESTMENTS – 3.9%

	UMB Bank Short-Term Authorized Demand Notes
$469,653	(Cost $202,993)		202,993

	Total Investments (Cost $5,184,480.54) (a)	98.8%	5,201,070
	Other Assets in excess of Liabilities	1.2%	64,379

	Net Assets	100.00%	$5,265,449

	(a) Aggregate cost for federal income tax purpose is $5,184,480.

	At September 30, 2001, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Gross unrealized appreciation		$375,145
	Gross unrealized depreciation		(449,272)

	Net unrealized depreciation		$(74,127)

See accompanying notes to financial statements

CORNERCAP BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2001 (Unaudited)

ASSETS
Investments at market value, (Identified cost $5,184,480.54) (Note 1-A)	$5,002,195
Cash	202,993
Interest receivable	54,227
Dividends receivable	4,519
Insurance Reserve	1,515

Total assets	5,265,449

LIABILITIES
Payable for investment securities purchased	$17,955
Payable for fund shares redeemed	0
Distributions Payable	173
Management fee payable	4,347
Administration fees payable	1,304

Total liabilities	23,779

NET ASSETS
(Applicable to 474,543 shares outstanding, unlimited number of shares authorized)	$5,241,670

NET ASSET VALUE OFFERING AND REPURCHASE PRICE PER SHARE
($5,241,670 ÷ 474,543 shares)	$11.05

NET ASSETS
At September 30, 2001, net assets consisted of:
Paid-in capital	$6,194,840
Undistributed net investment income	(589,304)
Accumulated net realized gains on investments	(289,684)
Net unrealized depreciation	(74,127)
Extraordinary item	(55)

$5,241,670

See accompanying notes to financial statements

CORNERCAP BALANCED FUND

STATEMENT OF OPERATIONS

For the six-months ended September 30, 2001 (Unaudited

INVESTMENT INCOME
Dividends	$33,333
Interest	58,783
Extraordinary Income	0

Total income	92,116

Expenses
Management fee (Note 2)	25,854
Service costs (Note 2)	7,756

Total expenses	33,610

Net investment income	58,506

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	3,722
Change in unrealized depreciation of investments	(205,875)

Net gain (loss) on investments	(202,153)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(143,647)

See accompanying notes to financial statements

CORNERCAP BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

Period ended September 30, 2001 and year ended March 31, 2000

	Period Ended	Year Ended
	September 30,	March 31,
	2001	2001

INCREASE (DECREASE) IN NET ASSETS FROM

Operations
Net investment income	$58,505	$132,581
Net realized gain on investments	3,722	(171,616)
Increase (decrease) in unrealized appreciation of investments	(203,535)	402,767

Net increase (decrease) in net assets resulting from operations	(141,308)	363,732

Distributions to shareholders from
Net investment income ($0.00 and $0.37 per share, respectively)	-	(130,891)
Capital gains ($0.00 and $.24 per share, respectively)	-	(13,184)

Total distributions	-	(144,075)

Capital share transactions (a)
Increase in net assets resulting from capital share transactions
	886,192	(153,912)

Total increase in net assets	744,884	65,745

NET ASSETS
Beginning of period	4,496,786	4,430,041

End of period
(Including undistributed net investment income of $(84,262) and $73,927, respectively)	$5,241,670	$4,496,786

(a)	Summary of capital share activity follows:
		Six-Month Period Ended		Year Ended
		September 30, 2001		March 31, 2001
		Shares	Value	Shares	Value

	Shares sold	84,266	$992,092	63,016	$704,463
	Shares issued on reinvestment of distributions	0	0	12,883	144,025

		84,266	992,092	75,899	848,488
	Shares redeemed	(9,066)	(105,900)	(91,282)	(1,002,400)

	Net increase	75,200	$886,192	(15,383)	$(153,912)

See accompanying notes to financial statements

CORNERCAP BALANCED FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	For Period 4/1/2001 to 9/31/2001	For The Year Ended 3/31/2001	For The Year Ended 3/31/3000	For Period Year Ended 3/31/1999	For Period 6/1/1997 To 7/30/1998(a)

Per Share Operating Performance
Net asset value, beginning of period	$11.28	$10.71	$11.62	$12.21	$32.99

Income from investment operations -
Net investment income	0.131	0.335	.36	.21	.24
Net realized and unrealized gain
(loss) on investments	0.710	2.968	(.66)	(.26)	2.20

Total from investment operations	0.841	3.303	(.30)	(.05)	2.44

Less distributions from -
Net investment income	-	(0.333)	(.37)	(.07)	(.19)
Realized gains	-	(0.033)	(.24)	(.47)	(23.03)

Total distributions	-	(0.366)	(.61)	(.54)	(23.22)

Net asset value, end of period	$11.05	$11.28	$10.71	$11.62	$12.21

Total Return	(2.04)%	8.70%	(2.89)%	(.46)%	19.13%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($000)	$5,242	$4,499	$4,430	$4,498	2,294

Ratios to average net assets (b)
Expenses	0.65%	1.32%	1.32%	1.30%	1.53%**
Net investment income	1.13%	3.02%	3.16%	2.91%	2.80%**

Portfolio turnover rate	38.05%	16.6%	16.38%	38.47%	13.38%

* Commencement of operations
** Annualized

Per share amounts have been adjusted for the year ended May 31, 1997 to reflect a 1 for 4 reverse stock split effective June 30, 1997. On June 14, 1997, a capital gain distribution of $22.91 per share ($5.73 per share on a pre-split basis) was paid to shareholders. The net asset value per share on June 30, 1997, after the payment of the capital gain distribution and the effect of the 1 for 4 reverse split, was $10.86 per share.

(a)          The Fund has changed its year-end from May 31st to March 31st.
 (b)          Fee waivers reduced the expense ratio and increased the net investment income ratio by 1.25% in 1998.

See accompanying notes to financial statements

CORNERCAP BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2001

(1)               ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CornerCap Balanced Fund (the "Fund") is a series of shares of the CornerCap Group of Funds and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. Investment operations commenced on May 24, 1997 as a result of the reorganization of the Atlanta Growth Fund (Note 4). The investment objective of the Fund is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.

A.

Security Valuation - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

B.	Security Transactions, Investment Income and Other - Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.
C.	Federal Income Taxes - It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.
D.	Distributions to Shareholders - Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
E.	Accounting Estimates - In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CORNERCAP BALANCED FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2001

(2) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the "Advisor"), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.0% of the average daily net assets.

In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly at an annual rate of .30% of average net assets.

The Advisor will provide day-to-day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services. All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the Shareholders and the Board of Trustees will be paid by the Advisor.

(3)               PURCHASES AND SALES OF SECURITIES

For the six-month period ended September 30, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $972,590 and $137,414, respectively.

(4)               STOCK SPLIT

Effective June 30, 1997, the Fund had a reverse stock split of 1 share for every 4 shares owned. The financial highlights for the period ended May 31, 1997 have been adjusted retroactively to reflect this split.